Income Tax: (Details 2) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Deferred income tax assets
Net operating loss carry forwards	$ 32,136,101	$ 34,569,939
Property, Plant and Equipment	4,742,876	4,742,961
Other deferred tax assets	1,811,546	1,623,503
Total deferred tax assets	38,690,523	40,936,403
Valuation allowance	(38,081,177)	(40,915,022)
Net deferred tax assets	609,346	21,381
Deferred income tax liabilities
Other deferred tax liability	(11,988)	(21,381)
Net deferred income tax asset	$ 597,358	$ 0